SETTLEMENT OF LEGAL PROCEEDINGS (Narrative) (Details)			1 Months Ended	12 Months Ended
	Sep. 04, 2025 CAD ($) shares	Sep. 04, 2025 USD ($) shares	May 27, 2026 shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 12, 2025 USD ($)
Loss Contingencies [Line Items]
Shares issued to vendors | shares			555,793
Loss on settlement of legal proceedings				$ 442,543	$ 0
Settlement amount				(1,100,000)	0
Settlement liability				$ 1,300,000	$ 0
EFF Settlement Agreement [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Agreed total payment to plaintiffs		$ 2,400,000
Settlement amount payable						$ 500,000
Litigation settlement monthly installment amount		$ 100,000
Installment term	19 months	19 months
Original agreed-upon shares | shares	793,093	793,093
Extinguishment of convertible notes		$ 1,156,259
Litigation payable accrued		612,500
Total extinguishment of liabilities		1,768,759
Reduction of the commitment to issue shares	$ 260,950	188,698
Loss on settlement of legal proceedings		$ 442,543
EFF Settlement Agreement [Member] | Settled Litigation [Member] | Subsequent Events [Member]
Loss Contingencies [Line Items]
Shares issued to vendors | shares			555,793